Schedule of intangible assets, net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025
Indefinite-Lived Intangible Assets [Line Items]
Intangiable assets	$ 682,589	$ 683,999
Intangiable assets, acquired	2,373,237
Effect of foreign currency translation	44,160	(1,410)
Intangiable assets	3,099,986	682,589
Amortization of intangiable assets	663,637	613,215
Amortization of intangiable assets, addition	31,252	52,115
Amortization of intangiable assets adjustment for foreign exchange fluctuation	44,160	(1,693)
Amortization of intangiable assets	739,049	663,637
Intangiable assets, net	2,360,937	18,952	$ 3,212,725
Intangiable assets, net	(2,360,937)	(18,952)	$ (3,212,725)
Patent [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangiable assets	15,581	15,613
Intangiable assets, acquired
Effect of foreign currency translation	1,010	(32)
Intangiable assets	16,591	15,581
Amortization of intangiable assets	15,581	15,613
Amortization of intangiable assets, addition
Amortization of intangiable assets adjustment for foreign exchange fluctuation	1,010	(32)
Amortization of intangiable assets	16,591	15,581
Intangiable assets, net
Intangiable assets, net
Ma Na D rApp Software [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangiable assets	601,933	603,177
Intangiable assets, acquired
Effect of foreign currency translation	39,019	(1,244)
Intangiable assets	640,952	601,933
Amortization of intangiable assets	601,933	557,906
Amortization of intangiable assets, addition	24,567	45,553
Amortization of intangiable assets adjustment for foreign exchange fluctuation	39,916	(1,526)
Amortization of intangiable assets	666,416	601,933
Intangiable assets, net	25,464
Intangiable assets, net	(25,464)
Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangiable assets	65,075	65,209
Intangiable assets, acquired
Effect of foreign currency translation	4,217	(134)
Intangiable assets	69,292	65,075
Amortization of intangiable assets	46,123	39,696
Amortization of intangiable assets, addition	6,685	6,562
Amortization of intangiable assets adjustment for foreign exchange fluctuation	3,234	(135)
Amortization of intangiable assets	56,042	46,123
Intangiable assets, net	13,250	18,952
Intangiable assets, net	(13,250)	(18,952)
Software Under Development [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangiable assets
Intangiable assets, acquired	2,373,237
Effect of foreign currency translation	(86)
Intangiable assets	2,373,151
Amortization of intangiable assets
Amortization of intangiable assets, addition
Amortization of intangiable assets adjustment for foreign exchange fluctuation
Amortization of intangiable assets
Intangiable assets, net	2,373,151
Intangiable assets, net	$ (2,373,151)